Label	Element	Value
Schroder Broad Tax-Aware Value Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Schroder Broad Tax-Aware Value Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return on an after-tax basis.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, through February 28, 2017, on the Net Annual Fund Operating Expenses and, for all other periods, on Total Annual Fund Operating Expenses.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	(whether or not shares are redeemed)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	(whether or not shares are redeemed)
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing in a diversified portfolio of fixed income debt instruments of varying maturities. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. dollar-denominated, investment-grade fixed income debt instruments. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. "Fixed income debt instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

The fixed income debt instruments in which the Fund may invest include securities issued or guaranteed by the U.S. Government and its agencies; government-sponsored enterprise securities; corporate bonds; mortgage-backed securities (including "to be announced" or "TBA" transactions); asset-backed securities; municipal securities; sovereign debt and debt securities issued by supranational organizations. They may pay fixed, variable, or floating interest rates. "Investment-grade" securities are securities that are rated by at least one major rating agency in one of its top four rating categories, or, if unrated, that are determined by Schroders to be of similar quality, at the time of purchase. In the case of a split rated security (that is, two or more rating agencies give a security different ratings), the highest rating shall apply. The Fund may invest without limit in U.S. dollar denominated foreign securities. The Fund may also invest a portion of its assets in cash and cash equivalents.

The Fund may invest in fixed income securities of any maturity or duration. The Fund's effective duration may vary over time depending on Schroders' assessment of market and economic conditions and other factors. Duration is a measure of a bond price's sensitivity to a given change in interest rates; effective duration is a measure of the Fund's portfolio duration adjusted for the anticipated effect of interest rate changes on pre-payment rates. Generally, the higher a bond's duration, the greater its price sensitivity to a change in interest rates. In contrast to duration, maturity measures only the time until final payment is due.

The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any. In seeking to achieve the Fund's investment objective, Schroders employs a tax-aware investing strategy that attempts to realize total return for shareholders, primarily in the form of current income and price appreciation, by balancing investment considerations and tax considerations. Schroders allocates the Fund's assets among taxable and tax-exempt investments with no limitation on the amount of assets that may be invested in either category; the Fund is eligible to pay "exempt-interest dividends" only if 50% of the value of its total assets is invested in tax-exempt securities at the end of each quarter of its taxable year (see "Taxes" below and the SAI for more information). At times, the Fund's investments in municipal securities may be substantial depending on Schroders' outlook on the market. In particular, the Fund may invest more than 25% of its total assets in municipal securities of issuers in each of California, New York and Texas.

It is important to understand that the Fund is not limited to investing solely in assets that generate tax-exempt income and may make both taxable and tax-exempt distributions to shareholders. Among the techniques and strategies used by Schroders in seeking the tax-efficient management of the Fund are the following: investing in municipal securities, the interest from which is exempt from federal income tax (but not necessarily the federal alternative minimum tax ("AMT") or state income tax); investing in taxable securities where after-tax valuation is favorable; attempting to minimize net realized short-term capital gain; and employing a long-term approach to investing. When making investment decisions for the Fund, Schroders takes into consideration the maximum federal tax rates.

Schroders' decision to purchase or sell a security or make investments in a particular sector is based on relative value considerations. In analyzing the relative attractiveness of a particular security or sector, Schroders assesses an issue's historical relationships to other bonds, technical factors including supply and demand and fundamental risk and reward relationships.

In addition to the foregoing, as part of its tax-aware strategy, the Fund typically sells securities when the anticipated performance benefit justifies the resulting gain. This strategy often includes minimizing the sale of securities with large unrealized gains, holding securities long enough to avoid short-term capital gains taxes, selling securities with a higher cost basis first and offsetting capital gains realized in one security by selling another security at a capital loss. As a result, the Fund's portfolio, and its investment performance, may differ from a mutual fund that invests without regard to such tax considerations.

In addition, Schroders expects that it may engage actively in transactions involving derivatives in managing the Fund. Derivative transactions may include exchange-traded or over-the-counter derivatives, such as swap contracts (including interest rate swaps, total return swaps, and credit default swaps), futures contracts, options on futures, and foreign currency exchange transactions (including currency futures, forwards, and option transactions). Schroders will normally use derivatives to supplement the effective management of the duration profile of the Fund, to gain exposure to particular securities or markets, in connection with hedging transactions, or for purposes of efficient portfolio management, including managing cash flows or as part of the Fund's risk management process.

The Fund may engage in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund's investment team and there is no guarantee that the Fund will achieve its investment objective. The values of investments held by the Fund may fluctuate in response to actual or perceived issuer, political, market, and economic factors influencing the financial markets generally, or relevant industries or sectors within them. Fluctuations may be more pronounced if the Fund invests substantially in one country or group of countries or in companies with smaller market capitalizations. Other principal risks of investing in the Fund include:

•  Market Risk: the risk that the markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Markets may, in response to governmental actions or intervention, economic or market developments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities, particularly fixed income securities, may be difficult to value during such periods.

•  Debt Securities Risk: investing in debt securities may expose the Fund to "Credit Risk," "Interest Rate Risk," "Valuation Risk," and "Inflation/Deflation Risk," among other risks;

•  Interest Rate Risk: fixed income, or debt, securities generally decline in value in response to increases in interest rates; in addition, as interest rates fall, borrowers may prepay their obligations, generally requiring the recipients to reinvest those payments in instruments paying interest at lower rates;

•  Credit Risk: the ability, or perceived ability, of the issuer of a debt security to make timely payments of interest and principal will affect the security's value;

•  Rating Agencies Risk: ratings reflect only the views of the originating rating agencies. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances warrant. A downward revision or withdrawal of such ratings, or both, may have an effect on the liquidity or market price of the securities in question;

•  Inflation/Deflation Risk: the value of the Fund's investments may decline as inflation reduces the value of money; conversely, if deflation reduces prices throughout the economy there may be an adverse effect on the creditworthiness of issuers in whose securities the Fund invests;

•  Mortgage-Backed and Asset-Backed Securities Risk: investing in mortgage- and asset-backed securities involves interest rate, credit, valuation, and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on;

•  "To Be Announced" Transactions Risk: TBA transactions may create investment leverage; the ability of the Fund to benefit from its investment in a TBA transaction will depend on the ability and willingness of its counterparty to perform its obligations to the Fund;

•  U.S. Government Securities Risk: securities issued or guaranteed by certain agencies and instrumentalities of the U.S. Government may not be supported by the full faith and credit of the United States; investing in such securities may involve interest rate, and mortgage and asset-backed securities risks;

•  Liquidity Risk: at times, the Fund may be invested in illiquid securities that may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times. Investments in foreign securities, including emerging market securities, tend to have greater exposure to liquidity risk;

•  Valuation Risk: certain securities may be difficult to value, and there can be no assurance that the valuation placed on a security held by the Fund will reflect that actual price at which the security might be sold in a market transaction;

•  Municipal Securities Risk: economic, political or regulatory changes may impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Interest and principal on some municipal securities are payable only out of limited income or revenue streams. Income from municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities or noncompliant conduct of bond issuers. A portion of the Fund's income may be taxable to shareholders subject to the federal alternative minimum tax;

•  Derivatives Risk: investing in derivative instruments may be considered speculative and involves leverage, liquidity, credit, interest rate and valuation risks and the risk of losing more than the principal amount invested. Derivatives also involve the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate, or index;

•  Counterparty Risk: a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations;

•  Foreign Securities Risk: investments in non-U.S. issuers, directly or through use of depositary receipts, may be affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding taxes;

•  Large Shareholder Risk: certain account holders may from time to time own or control a significant percentage of the Fund's shares. The Fund is subject to the risk that a redemption by large shareholders of all or a portion of their Fund shares or a purchase of Fund shares in large amounts and/or on a frequent basis, including as a result of asset allocation decisions, will adversely affect the Fund's performance if it is forced to sell portfolio securities or invest cash when the Adviser would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund's portfolio, increase the Fund's transaction costs and/or lead to the liquidation of the Fund;

•  Portfolio Turnover Risk: if the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may lower investment performance; and

•  State-Specific Risk: As the Fund may invest more than 25% of its total assets in municipal securities of issuers in one or more states, it is subject to the risk that the economies of the states in which it invests, and the revenues supporting the municipal securities, may decline. Investing significantly in one or more states means that the Fund may be more exposed to negative political or economic factors in those states than a fund that invests more widely.

Please see "Principal Risks of Investing in the Funds" in the Fund's full prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of broad-based market indexes. The bar chart shows only the performance of the Fund's Investor Shares; performance of the Fund's Advisor Shares would be less favorable than the performance of its Investor Shares because Advisor Shares are subject to higher expenses. All performance and other information for periods prior to June 24, 2013 is that of STW Broad Tax-Aware Value Bond Fund, a series of The Advisors' Inner Circle Fund II, which merged into the Fund on June 24, 2013. Past performance (before and after taxes) is not necessarily predictive of future performance. Visit www.schroderfunds.com for more current performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of broad-based market indexes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.schroderfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Calendar Year End (through 12/31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)
Highest	Lowest
3/31/14	6/30/13
6.25%	-5.94%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.94%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns shown only for Investor Shares and are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown only for Investor Shares and are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns shown only for Investor Shares and are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns for Advisor Shares will vary from the after-tax returns of Investor Shares as a result of the different expenses of each share class.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2015
Schroder Broad Tax-Aware Value Bond Fund | Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.30%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.32%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2011
Schroder Broad Tax-Aware Value Bond Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	0.33%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 47
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	200
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	366
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	848
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	47
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	200
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	366
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 848
Annual Return 2012	rr_AnnualReturn2012	12.11%
Annual Return 2013	rr_AnnualReturn2013	(5.36%)
Annual Return 2014	rr_AnnualReturn2014	15.40%
Annual Return 2015	rr_AnnualReturn2015	2.58%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.58%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.16%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2011
Schroder Broad Tax-Aware Value Bond Fund | Investor Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.58%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.80%
Schroder Broad Tax-Aware Value Bond Fund | Investor Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.36%
Schroder Broad Tax-Aware Value Bond Fund | Schroder Broad Tax-Aware Value Bond Fund - Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	0.33%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	279
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	502
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,144
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	73
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	279
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	502
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,144
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.36%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.91%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2011

[1]	"Other Expenses" shown for Investor Shares and Advisor Shares include the maximum rate applicable under the Fund's shareholder service plan, 0.15% of the average daily net assets attributable to each class. For the fiscal year ended October 31, 2015, the Fund paid 0.06% and 0.07% of the average daily net assets attributable to its Investor Shares and Advisor Shares, respectively, under the plan.
[2]	In order to limit the Fund's expenses, the Fund's adviser has contractually agreed through February 28, 2017 to waive its fees, pay Fund operating expenses, and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than acquired fund fees and expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses), for the Fund's Investor Shares, exceed 0.46% of Investor Shares' average daily net assets and, for the Fund's Advisor Shares, exceed 0.71% of Adviser Shares' average daily net assets. The expense limitation may only be terminated during its term by the Board of Trustees.